COMMITMENTS AND CONTINGENCIES - Investment Holdings Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 188,650	$ 158,440
Qualified Affordable Housing Project Investments, Commitment	96,365	84,334
Amortization Method Qualified Affordable Housing Project Investments, Amortization	14,960	35,755	$ 21,687
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(15,092)	(37,090)	(21,270)
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	142,933	126,537
Qualified Affordable Housing Project Investments, Commitment	80,465	70,690
Amortization Method Qualified Affordable Housing Project Investments, Amortization	14,545	11,929	8,894
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(14,563)	(11,088)	(8,581)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	19,798	17,108
Qualified Affordable Housing Project Investments, Commitment	14,043	11,955
Amortization Method Qualified Affordable Housing Project Investments, Amortization	0	0	1,116
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(319)	(319)	(263)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	1,938	2,944
Qualified Affordable Housing Project Investments, Commitment	0	0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	415	415	210
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(210)	(210)	(210)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	23,981	11,851
Qualified Affordable Housing Project Investments, Commitment	1,857	1,689
Amortization Method Qualified Affordable Housing Project Investments, Amortization	0	23,411	11,467
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ 0	$ (25,473)	$ (12,216)